Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Aug. 25, 2024	Aug. 16, 2024	Aug. 06, 2024
Subsequent Events [Line Items]
Purchase warrants			800,000
Exercise price per share			$ 0.75
Exercisable warrant issuance of term			5 years
Warrant price per share			$ 0.75
Sale Leaseback Transaction, Gross Proceeds, Financing Activities		$ 2,524,437
Minimum stockholders’ equity amount	$ 2,500,000
Warrant [Member]
Subsequent Events [Line Items]
Purchase warrants			800,000